INCOME TAXES - Disclosure of detailed information about components of deferred income tax expense (Details) - CAD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2020	Aug. 31, 2019
Major components of tax expense (income) [abstract]
Origination and reversal of temporary differences	$ (37,875)	$ 1,987
Change in tax rate and rate differences	421	281
Change in unrecognized temporary differences	27,245	1,349
Prior period adjustments	(262)	12
Total income tax (recovery) expense	$ (10,471)	$ 3,629